GOF-P36 10/25

FRANKLIN INVESTORS SECURITIES TRUST
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
SUPPLEMENT DATED OCTOBER 31, 2025
TO THE SUMMARY PROSPECTUS, PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
OF EACH FUND LISTED IN SCHEDULE A

Effective October 31, 2025, the following changes are made to the Summary Prospectus, Prospectus and SAI of each fund listed in Schedule A:

1. The following is added to the section titled “Fund Summary – Portfolio Managers” in each fund’s Summary Prospectus and Prospectus:

Daniel Nuckles, CFA, CPA
Portfolio Manager of Advisers and portfolio manager of the Fund since October 2025.

2. The following is added to the section titled “Fund Details – Management” in each fund’s Prospectus:

Daniel Nuckles, CFA, CPA Portfolio Manager of Advisers
Mr. Nuckles has been a portfolio manager of the Fund since October 2025, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton in 2005.

3. The following is added to the section titled “Management and Other Services – Portfolio managers” in each fund’s SAI:

Name	Type of Account	Number of Accounts Managed	Total Assets Managed (x $1 million)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Assets Managed for which Advisory Fee is Performance-Based (x $1 million)
Daniel Nuckles*	Registered Investment Companies	None	None	None	None
	Other Pooled Investment Vehicles	None	None	None	None
	Other Accounts	None	None	None	None

*Information is provided as of September 30, 2025.

4. The following is added to the section titled “Management and Other Services – Portfolio managers – Ownership of Fund shares” in each fund’s SAI:

As of September 30, 2025, Daniel Nuckles did not own any shares of the Fund.

SCHEDULE A

Fund	Date of Summary Prospectus, Prospectus and SAI

FRANKLIN INVESTORS SECURITIES TRUST
Franklin Equity Income Fund	March 1, 2025

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Franklin Growth and Income VIP Fund	May 1, 2025

Please retain this supplement for future reference.